May 4, 2007

VIA EDGAR

The United States Securities
   And Exchange Commission
100 F Street, NE
Washington, D.C.  20549-0506

Subject:                  Nationwide Provident VLI Separate Account 1
Nationwide Life Insurance Company of America
SEC File No. 33-02625
CIK No. 0000740269

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”) and on behalf of the Nationwide Provident VLI Separate Account 1 (the “Variable Account”) and Nationwide Life Insurance Company of America, we certify that the form of the prospectus which would have been filed under paragraphs (b) and (c) under Rule 497 does not differ from the form of the prospectus contained in Post Effective Amendment No. 29 to the Registration Statement for the Company and the Variable Account which became effective May 1, 2007.

Please contact the undersigned at (614) 435-6767 with any questions regarding this filing.

Sincerely,

/s/R. STUART KNECHT
R. Stuart Knecht
Assistant General Counsel

cc: file

        Home Office:  One Nationwide Plaza Nationwide Insurance

        Columbus, Ohio 43215-2220 Nationwide Financial

        Legal Counsel to the Nationwide Insurance Companies and their Associated Companies